Stock Based Compensation	12 Months Ended
Dec. 31, 2019
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Stock Based Compensation

Note 16 - Stock Based Compensation

During 2006, the Company adopted the 2006 Incentive Stock Option Plan (“SOP II”) and the Employee Stock Purchase Plan (“SPP II”), under which options to purchase shares of the Company’s common stock may be granted to officers and eligible employees. Options granted under the SOP II are exercisable in established increments according to vesting schedules, generally three to five years, and will expire if not exercised within ten years of the date of grant. Options granted under the SPP II are fully vested at the date of grant and expire if not exercised within two years of the grant date. At December 31, 2019, both the SOP II plan and the SPP II plan had expired with no options outstanding.

As of December 31, 2019, there was no unrecognized compensation cost related to non-vested share-based compensation arrangements granted under all of the Company’s stock benefit plans.

There were 13,378 options exercised in 2018 at a weighted average exercise price of $4.93. There were no options exercised in 2019 or 2017.